Schedule of Net Operating Revenue (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Income (Loss) [Abstract]
Gross operating revenue	[1]	R$ 30,426,548	R$ 36,338,432	R$ 45,327,110
Deductions from gross revenue		(8,366,534)	(12,548,778)	(19,330,687)
Taxes		(6,725,356)	(7,707,961)	(7,760,930)
Discounts and other deductions	[1]	(1,641,178)	(4,840,817)	(11,569,757)
Net operating revenue		R$ 22,060,014	R$ 23,789,654	R$ 25,996,423

[1]	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.